Qualitative and quantitative Information of Financial Risks - Summary of Hedging Contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, Carrying amount	€ (20)
Financial liabilities, Carrying amount	398,916	€ 219,161
Hedging Instruments | Non-current financial assets | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	235,000
Financial assets, Carrying amount	577	2,795
Hedging Instruments | Current financial assets | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	235,000
Financial assets, Carrying amount	2,373	€ 3,187
Hedging Instruments | Non-current financial liabilities | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	70,000
Financial liabilities, Carrying amount	€ (488)